Exhibit 99.1

KPMG LLP
Suite 700 20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Sunrun Inc. (the “Company”)

Deutsche Bank Securities Inc. (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Sunrun Lucius Issuer 2025-3, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Sunrun Lucius 2025-3—Data Tape_vKPMG.xlsx” provided by the Structuring Agent on August 18, 2025, on behalf of the Company, containing information on 29,929 solar assets (the “Solar Assets”) as of June 30, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sunrun Lucius Issuer 2025-3, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means some or all of the following documents provided by the Company for each Selected Asset (defined below): the residential solar power purchase agreement, residential power purchase agreement, power purchase agreement, solar facility addendum contract, solar as built proposal, residential solar system lease agreement, amendment to the residential solar power purchase agreement, net energy metering agreement, customer approved plan, PV designer report, PV plan set report, PV system site plan, PV system roof plan, utility bill, customer invoice, change order documentation, and/or lease disclosure thereto. The Solar Asset Contracts were represented by the Company to be a copy of the original Solar Asset Contracts and/or electronic records contained within the Company’s servicing system.

We make no representation regarding the validity or accuracy of the Solar Asset Contracts or the execution of the Solar Asset Contracts by the signors.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•	The term “PBI Support” means performance-based incentive contracts associated with each applicable Selected Asset provided by the Company on September 3, 2025.

•

The term “FICO & ACH Support” means an electronic data file entitled “FICO and Billing Method Data (2025.09.02)_vSxlsx.xlsx” provided by the Company on September 3, 2025, containing credit report scores and billing type information associated with each Selected Asset.

•

The term “Company Mapping Support” means electronic mail correspondence provided by the Company on September 4, 2025, containing information on the abbreviations used for Panel Manufacturer, Utility Company, Inverter Manufacturer and Battery Manufacturer.

•

The term “Additional Cumulative Guaranteed Production Support” means electronic mail correspondence provided by the Company on September 4, 2025, containing information on cumulative guaranteed Production kWh (Year 25) for Selected Asset #281.

•	The term “Source Documents” means the Solar Asset Contracts, PTO Notification, PBI Support, FICO & ACH Support, Company Mapping Support and Additional Cumulative Guaranteed Production Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 Solar Assets from the Data File (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Selected Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents listed below in the Provided Information column, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Provided Information
Customer Agreement ID	Solar Asset Contracts
State	Solar Asset Contracts
System Size (kW)	Solar Asset Contracts, Instructions
Estimated Solar Generation Year 1 (kWh)	Solar Asset Contracts, Instructions

2

Attribute	Provided Information

Customer Agreement Term (Years)	Solar Asset Contracts

Contract Type	Solar Asset Contracts

Billing Type	Solar Asset Contracts

Panel Manufacturer	Solar Asset Contracts, Company Mapping Support

Utility Company	Solar Asset Contracts, Company Mapping Support

Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Solar Asset Contracts

Annual Escalator (%)	Solar Asset Contracts

Performance Guarantee %	Solar Asset Contracts, Instructions

PeGu Payout Frequency	Solar Asset Contracts, Instructions

Inverter Manufacturer	Solar Asset Contracts, Company Mapping Support

Battery Manufacturer	Solar Asset Contracts, Company Mapping Support, Instructions

Cumulative Guaranteed Production kWh (Year 15)	Solar Asset Contracts, Instructions

Cumulative Guaranteed Production kWh (Year 20)	Solar Asset Contracts, Instructions

Cumulative Guaranteed Production kWh (Year 25)	Solar Asset Contracts, Additional Cumulative Guaranteed Production Support, Instructions

ACH (Y/N)	FICO & ACH Support

Current FICO	FICO & ACH Support

PBI Rate ($/kWh)	PBI Support, Instructions

PBI Term (Years)	PBI Support, Instructions

PTO Date	PTO Notification, Instructions

Balanced or Generation (PPA Type)	Instructions

Customer Agreement Remaining Initial Term (Months)	Instructions

We found such information to be in agreement except as listed in Exhibit C.

3

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

September 5, 2025

4

Exhibit A

Instructions

Number	Attribute	Instructions

1.	System Size (kW)	Consider the attribute to be in agreement if it is within 0.1 kW of the Source Document value.

2.	Estimated Solar Generation Year 1 (kWh)	Consider the attribute to be in agreement if it is within 0.5% of the Source Document value.

3.	Performance Guarantee %

For Selected Assets for which the performance guarantee percentage is not included in the Solar Asset Contracts, recompute as guaranteed production included in the Solar Asset Contracts divided by Estimated Solar Generation Year 1 (kWh).

Consider the attribute to be in agreement if it is within 1% of the Source Document value.

4.	PeGu Payout Frequency	Do not perform this procedure for Selected Assets for which the Performance Guarantee % is 0.

5.	Battery Manufacturer	Do not perform this procedure for Selected Assets for which the Number of Batteries in the Date File is 0.

6.	Cumulative Guaranteed Production kWh (Year 15)

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

Do not perform this procedure for Selected Assets for which the Customer Agreement Term (Years) in the Date File is either 20 or 25.

7.	Cumulative Guaranteed Production kWh (Year 20)

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

Do not perform this procedure for Selected Assets for which the Customer Agreement Term (Years) in the Date File is either 15 or 25.

8.	Cumulative Guaranteed Production kWh (Year 25)

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

Do not perform this procedure for Selected Assets for which the Customer Agreement Term (Years) in the Date File is either 15 or 20.

9.	PBI Rate ($/kWh)

For Selected Assets with a State of “NJ” in the Data File for which PBI Rate ($/kWh) is not equal to $0/kWh, use New Jersey’s Clean Energy’s website (listed below) to look up the PBI Rate.

https://njcleanenergy.com/renewable-energy/programs/susi-program/adi-program

Round Source Document value to 3 decimal places.

Do not perform this procedure for Selected Assets with a PBI Rate of

$0/kWh.

10.	PBI Term (Years)	For Selected Assets with a State of “NJ” in the Data File for which PBI Rate ($/kWh) is not equal to $0/kWh use New Jersey’s Clean Energy’s website (listed below) to look up the PBI Term.

A-1

Exhibit A

Instructions

Number	Attribute	Instructions

https://www.nj.gov/bpu/bpu/newsroom/2021/approved/20210728.html Do not perform this procedure for Selected Assets for which the Data File value or Source Document value is $0/kWh.

11.	PTO Date	Consider the attribute to be in agreement if it is within 15 days of the Data File value. Do not perform this procedure for Selected Assets for which PTO Date is not populated in the Data File.

12.	Balanced or Generation (PPA Type)

Do not perform this procedure for Selected Assets with a Contract Type of “Lease.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) not equal to $0, consider the attribute to be in agreement if the Data File value is “Balanced.”

13.	Customer Agreement Remaining Initial Term (Months)	Recompute as the difference between Customer Agreement Term (Years) and Customer Agreement Seasoning (Months) in the Data File.

A-2

Exhibit B

The Selected Assets

Selected Asset Number	Customer Agreement ID	Selected Asset Number	Customer Agreement ID	Selected Asset Number	Customer Agreement ID
1	1019570***	41	3000732***	81	3002278***
2	1046657***	42	3000947***	82	3002293***
3	1064790***	43	3000984***	83	3002310***
4	1067712***	44	3001060***	84	3002312***
5	1099117***	45	3001733***	85	3002336***
6	1099340***	46	3001793***	86	3002337***
7	1127462***	47	3001809***	87	3002338***
8	1142421***	48	3001841***	88	3002350***
9	1155318***	49	3001887***	89	3002351***
10	1192094***	50	3001889***	90	3002353***
11	1252237***	51	3001934***	91	3002369***
12	1305420***	52	3001938***	92	3002378***
13	1354249***	53	3001962***	93	3002379***
14	1356692***	54	3001964***	94	3002400***
15	1458824***	55	3001987***	95	3002405***
16	1483597***	56	3002009***	96	3002410***
17	1591888***	57	3002021***	97	3002413***
18	1610405***	58	3002033***	98	3002414***
19	1624743***	59	3002088***	99	3002415***
20	1644631***	60	3002117***	100	3002433***
21	1645892***	61	3002119***	101	3002435***
22	1650201***	62	3002123***	102	3002438***
23	1654014***	63	3002126***	103	3002440***
24	1654364***	64	3002128***	104	3002447***
25	1664370***	65	3002128***	105	3002449***
26	1672052***	66	3002139***	106	3002452***
27	1752036***	67	3002140***	107	3002452***
28	1775776***	68	3002147***	108	3002453***
29	1776183***	69	3002160***	109	3002456***
30	1779490***	70	3002161***	110	3002459***
31	1781512***	71	3002161***	111	3002462***
32	1784680***	72	3002171***	112	3002463***
33	1811271***	73	3002217***	113	3002465***
34	1846937***	74	3002219***	114	3002479***
35	1869744***	75	3002222***	115	3002480***
36	1870484***	76	3002231***	116	3002480***
37	1918992***	77	3002246***	117	3002500***
38	2035390***	78	3002258***	118	3002500***
39	2046133***	79	3002258***	119	3002511***
40	3000151***	80	3002267***	120	3002512***

Exhibit B

The Selected Assets

Selected Asset Number	Customer Agreement ID	Selected Asset Number	Customer Agreement ID	Selected Asset Number	Customer Agreement ID
121	3002513***	161	3002677***	201	3002838***
122	3002513***	162	3002678***	202	3002841***
123	3002519***	163	3002695***	203	3002850***
124	3002521***	164	3002706***	204	3002858***
125	3002523***	165	3002709***	205	3002861***
126	3002528***	166	3002714***	206	3002866***
127	3002534***	167	3002722***	207	3002871***
128	3002535***	168	3002724***	208	3002877***
129	3002550***	169	3002725***	209	3002884***
130	3002551***	170	3002727***	210	3002889***
131	3002552***	171	3002730***	211	3002899***
132	3002554***	172	3002732***	212	3002904***
133	3002556***	173	3002736***	213	3002908***
134	3002558***	174	3002738***	214	3002909***
135	3002560***	175	3002740***	215	3002912***
136	3002564***	176	3002740***	216	3002914***
137	3002564***	177	3002741***	217	3002918***
138	3002568***	178	3002742***	218	3002919***
139	3002572***	179	3002747***	219	3002934***
140	3002585***	180	3002754***	220	3002935***
141	3002585***	181	3002756***	221	3002943***
142	3002592***	182	3002756***	222	3002949***
143	3002593***	183	3002761***	223	3002952***
144	3002600***	184	3002766***	224	3002953***
145	3002600***	185	3002770***	225	3002961***
146	3002602***	186	3002779***	226	3002972***
147	3002609***	187	3002782***	227	3002974***
148	3002613***	188	3002790***	228	3002987***
149	3002614***	189	3002791***	229	3002995***
150	3002614***	190	3002791***	230	3003005***
151	3002616***	191	3002793***	231	3003011***
152	3002628***	192	3002796***	232	3003031***
153	3002629***	193	3002798***	233	3003035***
154	3002637***	194	3002810***	234	3003070***
155	3002641***	195	3002812***	235	3003083***
156	3002642***	196	3002816***	236	3003093***
157	3002648***	197	3002820***	237	3003121***
158	3002656***	198	3002821***	238	3003143***
159	3002670***	199	3002828***	239	3003153***
160	3002671***	200	3002838***	240	3003166***

Exhibit B

The Selected Assets

Selected Asset Number	Customer Agreement ID	Selected Asset Number	Customer Agreement ID
241	3003173***	271	3003414***
242	3003175***	272	3003420***
243	3003202***	273	3003428***
244	3003210***	274	3003437***
245	3003210***	275	3003440***
246	3003212***	276	3003441***
247	3003229***	277	3003446***
248	3003236***	278	3003451***
249	3003254***	279	3003456***
250	3003262***	280	3003467***
251	3003270***	281	3003492***
252	3003284***	282	3003496***
253	3003286***	283	3003499***
254	3003286***	284	3003513***
255	3003286***	285	3003515***
256	3003291***	286	3003534***
257	3003300***	287	3003550***
258	3003311***	288	3003556***
259	3003325***	289	3003607***
260	3003330***	290	3003616***
261	3003331***	291	3003649***
262	3003342***	292	3003677***
263	3003374***	293	3003682***
264	3003375***	294	3003700***
265	3003378***	295	3003703***
266	3003382***	296	3003704***
267	3003384***	297	3003725***
268	3003384***	298	3003812***
269	3003396***	299	3003949***
270	3003410***	300	3003981***

Exhibit C

Exceptions

Selected Asset Number	Customer Agreement ID	Attribute	Per Data File	Per Provided Information
4	1067712360	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	53.21	57.34
18	1610405965	PTO Date	6/30/2022	4/20/2022
96	3002410059	Performance Guarantee %	95%	90%
132	3002554223	PTO Date	7/17/2024	6/25/2024
237	3003121007	PBI Rate ($/kWh)	0.0318	0
241	3003173725	PBI Rate ($/kWh)	0.0318	0
259	3003325197	PBI Rate ($/kWh)	0.0318	0
283	3003499184	PBI Rate ($/kWh)	0.0318	0

C-1